Cover	Dec. 28, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2023
Entity File Number	001-36851
Entity Registrant Name	ETF Managers Group Commodity Trust I
Entity Central Index Key	0001610940
Entity Tax Identification Number	36-4793446
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Maple Street - Suite 2
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	844
Local Phone Number	383-6477
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Shares of Breakwave Dry Bulk Shipping ETF
Title of 12(b) Security	Shares of Breakwave Dry Bulk Shipping ETF
Trading Symbol	BDRY
Security Exchange Name	NYSEArca
Shares of Breakwave Tanker Shipping ETF
Title of 12(b) Security	Shares of Breakwave Tanker Shipping ETF
Trading Symbol	BWET
Security Exchange Name	NYSEArca